Right-of-use asset and lease liability (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Recognized right-of-use asset and ease liability for office space lease agreement in accordance with IFRS 16	$ 624	$ 0